Provisions	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Provisions

26. Provisions

	Restructuring	Decommissioning
At January 1, 2022	—	11,033
Increases: included in the acquisition value of right-of-use assets	—	4,539
Decreases: included in the acquisition value of right-of-use assets	—	(4,958)
Assets held for sale (Note 34)	—	(3,677)
Charged to the consolidated statement of operations:
- Additional provisions recognized	4,415	—
- Unwinding of discount effect	—	266
Charged to other comprehensive income/(loss):
- Exchange differences	(19)	(9)
Amounts used during the year	(596)	—
At December 31, 2022	3,800	7,194
Non-current	—	7,194
Current	3,800	—

Restructuring

The Group recorded a restructuring provision in the fourth quarter of 2022. The provision relates principally to the organizational restructuring. The restructuring plan was drawn up and announced to the employees of the Group in the fourth quarter of 2022. The restructuring is expected to be completed in 2023.

Decommissioning

A provision has been recognized for decommissioning costs which relates to restoration costs for leased production facilities. The decommissioning is expected to be settled at the end of the respective lease term.